Pioneer High Yield Fund

Schedule of Investments | July 31, 2020

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

	Shares		Value
		UNAFFILIATED ISSUERS - 97.4%
		COMMON STOCKS - 0.1% of Net Assets
		Oil, Gas & Consumable Fuels - 0.1%
	23	Amplify Energy Corp.	$28
	6,967,063^+(a)	Ascent CNR Corp.	209,012
		Total Oil, Gas & Consumable Fuels	$209,040
		Transportation Infrastructure - 0.0%†
	11,203(a)	Syncreon Group	$184,849
		Total Transportation Infrastructure	$184,849
		TOTAL COMMON STOCKS
		(Cost $322,438)	$393,889
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	1,561(b)	Wells Fargo & Co., 7.5%	$2,109,692
		Total Banks	$2,109,692
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $1,767,833)	$2,109,692
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$752,494
		TOTAL ASSET BACKED SECURITY
		(Cost $750,000)	$752,494
		COLLATERALIZED MORTGAGE OBLIGATION - 0.0%† of Net Assets
	225,687	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$134,798
		TOTAL COLLATERALIZED MORTGAGE OBLIGATION
		(Cost $218,139)	$134,798
		COMMERCIAL MORTGAGE-BACKED SECURITY - 0.3% of Net Assets
	1,923,081(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.865%, 2/10/51 (144A)	$1,750,657
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
		(Cost $1,892,885)	$1,750,657
		CONVERTIBLE CORPORATE BONDS - 5.7% of Net Assets
		Airlines - 0.7%
	2,131,000	Air Canada, 4.0%, 7/1/25 (144A)	$2,216,240
	1,658,000	Southwest Airlines Co., 1.25%, 5/1/25	1,921,876
		Total Airlines	$4,138,116
		Biotechnology - 0.9%
	2,797,000	Exact Sciences Corp., 0.375%, 3/1/28	$2,865,722
	2,597,000	Insmed, Inc., 1.75%, 1/15/25	2,507,624
		Total Biotechnology	$5,373,346
		Commercial Services - 0.2%
	1,248,750	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,123,855
		Total Commercial Services	$1,123,855
		Computers - 0.3%
	2,070,000	Pure Storage, Inc., 0.125%, 4/15/23	$2,072,059
		Total Computers	$2,072,059
		Engineering & Construction - 0.3%
	1,765,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,716,463
		Total Engineering & Construction	$1,716,463
		Healthcare-Products - 0.3%
	1,915,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)	$1,778,483
		Total Healthcare-Products	$1,778,483
		Internet - 1.0%
	1,755,000	Palo Alto Networks, Inc., 0.375%, 6/1/25 (144A)	$1,899,033
	2,102,000	Palo Alto Networks, Inc., 0.75%, 7/1/23	2,424,871
	1,629,000	Zendesk, Inc., 0.625%, 6/15/25 (144A)	1,835,729
		Total Internet	$6,159,633
		Leisure Time - 0.1%
	915,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$867,744
		Total Leisure Time	$867,744
		Media - 0.4%
	2,869,000	DISH Network Corp., 3.375%, 8/15/26	$2,641,287
		Total Media	$2,641,287
		Pharmaceuticals - 0.5%
	2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)	$1,955,564
	2,122,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	1,453,548
		Total Pharmaceuticals	$3,409,112
		Software - 0.7%
	1,714,000	Akamai Technologies, Inc., 0.125%, 5/1/25	$2,223,821
	2,025,000	Workiva, Inc., 1.125%, 8/15/26 (144A)	1,986,138
		Total Software	$4,209,959
		Transportation - 0.3%
	2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,138,806
		Total Transportation	$2,138,806
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $34,486,300)	$35,628,863
	Principal Amount USD ($)		Value
		CORPORATE BONDS - 81.6% of Net Assets
		Advertising - 2.1%
	300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$306,750
	775,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	781,781
	495,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	499,950
	645,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	675,637
	6,431,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	6,093,373
	3,614,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	3,650,140
	975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	989,625
		Total Advertising	$12,997,256
		Aerospace & Defense - 0.7%
	1,553,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$1,254,047
	500,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	397,500
	2,260,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	2,566,591
		Total Aerospace & Defense	$4,218,138
		Airlines - 1.0%
	4,409,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$3,594,951
	225,000	Delta Air Lines, Inc., 7.375%, 1/15/26	223,047
	2,430,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	2,515,050
		Total Airlines	$6,333,048
		Apparel - 0.2%
	1,180,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$1,240,475
		Total Apparel	$1,240,475
		Auto Manufacturers - 3.0%
	3,020,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$2,963,375
	3,095,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	3,172,065
	1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,684,050
	1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,952,202
	1,362,000	General Motors Co., 6.125%, 10/1/25	1,592,000
	3,916,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,131,380
	2,220,000	Navistar International Corp., 9.5%, 5/1/25 (144A)	2,533,575
		Total Auto Manufacturers	$18,028,647
		Auto Parts & Equipment - 1.6%
	4,585,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$4,621,130
	3,003,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	2,950,447
	2,230,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	2,515,708
		Total Auto Parts & Equipment	$10,087,285
		Banks - 2.7%
	3,014,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$3,070,512
	1,575,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	1,513,969
	3,568,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,514,480
	2,396,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,390,010
	1,600,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	1,644,000
	2,195,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,123,882
	3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,378,790
		Total Banks	$17,635,643
		Building Materials - 2.2%
	270,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$283,176
	2,553,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	2,808,300
	585,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)	620,100
	1,670,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	1,786,900
	4,458,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	4,744,382
	520,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	561,600
	203,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	207,568
	130,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	134,875
	2,918,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	3,214,527
		Total Building Materials	$14,361,428
		Chemicals - 2.7%
	2,607,000	CF Industries, Inc., 5.375%, 3/15/44	$3,181,583
	924,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	923,538
	5,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	4,881
	960,000	OCI NV, 5.25%, 11/1/24 (144A)	964,800
	2,134,000	OCI NV, 6.625%, 4/15/23 (144A)	2,213,662
	3,765,000	Olin Corp., 5.0%, 2/1/30	3,539,100
	295,000	Olin Corp., 9.5%, 6/1/25 (144A)	336,300
	2,645,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	2,823,326
	2,760,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	2,766,900
		Total Chemicals	$16,754,090
		Coal - 0.6%
	4,474,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$4,116,080
		Total Coal	$4,116,080
		Commercial Services - 5.3%
	1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$1,508,700
	3,405,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	3,784,726
	1,710,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,704,870
	2,030,000	Brink’s Co., 5.5%, 7/15/25 (144A)	2,156,875
	Principal Amount USD ($)		Value
		Commercial Services - (continued)
	4,015,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$4,025,038
	5,985,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	6,523,650
	1,904,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	2,013,480
	975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	1,048,125
	1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	2,075,700
	4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,342,013
	2,449,000	Sotheby’s, 7.375%, 10/15/27 (144A)	2,473,490
	450,000	United Rentals North America, Inc., 5.25%, 1/15/30	492,750
	2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	2,174,025
		Total Commercial Services	$34,323,442
		Computers - 0.0%†
	305,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$322,629
	290,000	NCR Corp., 8.125%, 4/15/25 (144A)	321,813
		Total Computers	$644,442
		Cosmetics/Personal Care - 0.5%
	3,080,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$3,334,100
		Total Cosmetics/Personal Care	$3,334,100
		Diversified Financial Services - 1.8%
	2,360,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$2,183,000
	2,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	1,880,625
	3,190,000(d)	Global Aircraft Leasing Co., Ltd., 6.5%, (7.25% PIK 6.50% cash), 9/15/24 (144A)	1,985,775
	4,065,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	4,421,907
	1,075,000	OneMain Finance Corp., 8.875%, 6/1/25	1,212,063
		Total Diversified Financial Services	$11,683,370
		Electric - 2.3%
	875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$883,732
	875,000	Calpine Corp., 5.0%, 2/1/31 (144A)	896,770
	1,691,000	Calpine Corp., 5.25%, 6/1/26 (144A)	1,758,640
	995,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	1,063,406
	2,546,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	2,717,855
	262,875	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	266,160
	390,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	413,400
	2,830,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	2,957,350
	2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	3,060,082
		Total Electric	$14,017,395
		Electrical Components & Equipment - 1.1%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,783,156
	1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	1,930,680
	800,000	Energizer Holdings, Inc., 6.375%, 7/15/26 (144A)	852,000
	1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,525,372
	965,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	1,054,263
		Total Electrical Components & Equipment	$7,145,471
		Engineering & Construction - 0.8%
	4,510,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$4,777,218
		Total Engineering & Construction	$4,777,218
		Entertainment - 2.1%
	942,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	$871,350
	1,915,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)	1,950,906
	3,514,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,470,813
	903,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	893,609
	1,580,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,453,600
	1,580,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,445,700
	3,958,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	3,964,293
		Total Entertainment	$14,050,271
		Environmental Control - 1.3%
	5,150,000	Covanta Holding Corp., 6.0%, 1/1/27	$5,330,250
	3,668,000	Tervita Corp., 7.625%, 12/1/21 (144A)	2,897,720
		Total Environmental Control	$8,227,970
		Food - 2.5%
	3,217,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$3,152,660
	738,000	Ingles Markets, Inc., 5.75%, 6/15/23	749,070
	2,738,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	3,059,715
	3,750,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	4,134,375
	4,265,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	4,286,325
		Total Food	$15,382,145
		Forest Products & Paper - 1.0%
	2,973,000	Mercer International, Inc., 7.375%, 1/15/25	$2,995,298
	3,018,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	3,203,999
		Total Forest Products & Paper	$6,199,297
		Healthcare-Services - 1.9%
	1,075,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	$1,158,313
	192,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	213,158
	497,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	535,518
	4,893,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	5,188,048
	2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,435,655
	Principal Amount USD ($)		Value
		Healthcare-Services - (continued)
	2,821,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	$2,863,315
		Total Healthcare-Services	$12,394,007
		Holding Companies-Diversified - 0.4%
	2,900,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,610,000
		Total Holding Companies-Diversified	$2,610,000
		Home Builders - 4.1%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$2,007,980
	3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	3,903,700
	1,405,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,510,712
	840,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	762,300
	2,573,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	2,573,000
	4,767,000	KB Home, 6.875%, 6/15/27	5,386,710
	3,165,000	M/I Homes, Inc., 4.95%, 2/1/28	3,252,038
	1,165,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28 (144A)	1,222,260
	2,963,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	3,274,115
	1,825,000	TRI Pointe Group, Inc., 5.7%, 6/15/28	2,007,500
	405,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)	428,288
		Total Home Builders	$26,328,603
		Household Products/Wares - 0.7%
	1,360,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	$1,411,000
	3,125,000	Spectrum Brands, Inc., 5.75%, 7/15/25	3,218,750
		Total Household Products/Wares	$4,629,750
		Housewares - 0.1%
	445,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$476,150
		Total Housewares	$476,150
		Internet - 0.9%
	845,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$923,511
	425,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)	460,114
	3,907,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	4,732,354
		Total Internet	$6,115,979
		Iron & Steel - 2.1%
	1,800,000	Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (144A)	$1,816,884
	2,920,000	Carpenter Technology Corp., 6.375%, 7/15/28	3,067,166
	4,993,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	5,017,965
	290,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	316,825
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	1,282,361
	1,487,000	Commercial Metals Co., 5.75%, 4/15/26	1,550,197
		Total Iron & Steel	$13,051,398
		Leisure Time - 0.7%
	500,000	Carnival Corp., 10.5%, 2/1/26 (144A)	$517,500
	500,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	511,250
	1,191,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	1,312,450
	2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,958,035
		Total Leisure Time	$4,299,235
		Lodging - 1.7%
	1,645,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$1,813,415
	385,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)	402,517
	595,000	Hyatt Hotels Corp., 4.375%, 9/15/28	607,583
	1,530,000	Hyatt Hotels Corp., 5.375%, 4/23/25	1,643,941
	835,000	Marriott International, Inc., 4.625%, 6/15/30	894,929
	610,000	Marriott International, Inc., 5.75%, 5/1/25	677,604
	3,685,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	3,298,075
	1,270,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	1,317,092
		Total Lodging	$10,655,156
		Machinery-Diversified - 0.8%
	4,329,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$4,237,009
	420,000	Vertical Holdco Gmbh, 7.625%, 7/15/28 (144A)	446,250
		Total Machinery-Diversified	$4,683,259
		Media - 3.9%
	2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	$2,427,400
	2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	3,043,830
	2,598,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	2,338,200
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,165,000
	1,040,000	CSC Holdings LLC, 5.75%, 1/15/30 (144A)	1,152,892
	2,672,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	3,073,602
	5,533,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,029,317
	2,179,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	2,238,465
	526,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	544,210
	3,690,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	3,688,893
		Total Media	$23,701,809
		Mining - 2.2%
	1,689,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$1,693,560
	730,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	733,249
	375,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	378,750
	2,065,000	Hecla Mining Co., 7.25%, 2/15/28	2,194,062
	Principal Amount USD ($)		Value
		Mining - (continued)
	1,582,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	$1,601,775
	1,995,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	2,173,054
	1,942,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,002,785
	3,017,000	Novelis Corp., 5.875%, 9/30/26 (144A)	3,218,868
		Total Mining	$13,996,103
		Miscellaneous Manufacturers - 0.1%
	291,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$299,730
		Total Miscellaneous Manufacturers	$299,730
		Oil & Gas - 5.9%
	1,632,000	Aker BP ASA, 3.75%, 1/15/30 (144A)	$1,617,764
	4,250,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	2,199,375
	2,325,000	Cenovus Energy, Inc., 5.375%, 7/15/25	2,325,399
	2,626,000	Cenovus Energy, Inc., 6.75%, 11/15/39	2,739,886
	3,550,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,421,100
	853,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	838,072
	1,788,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,703,070
	1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,108,050
	4,499,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,936,625
	1,790,000	Parkland Corp., 5.875%, 7/15/27 (144A)	1,897,400
	1,064,000	Parsley Energy LLC/Parsley Finance Corp., 4.125%, 2/15/28 (144A)	1,048,040
	540,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	548,100
	1,900,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,990,250
	4,690,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	3,759,973
	1,285,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,435,962
	4,889,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,857,820
	2,000,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,755,000
	3,450,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,690,500
	523,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	255,119
	4,003,000	Whiting Petroleum Corp., 6.625%, 1/15/26	690,518
		Total Oil & Gas	$36,818,023
		Oil & Gas Services - 1.4%
	1,270,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$1,282,700
	2,700,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,763,342
	1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,227,180
	4,945,000	FTS International, Inc., 6.25%, 5/1/22	1,396,962
	1,920,000	SESI LLC, 7.75%, 9/15/24	700,800
	1,300,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,328,977
		Total Oil & Gas Services	$8,699,961
		Packaging & Containers - 2.2%
	1,715,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, 4/30/25 (144A)	$1,817,900
	595,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	621,775
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,254,540
	6,036,000	Greif, Inc., 6.5%, 3/1/27 (144A)	6,413,250
		Total Packaging & Containers	$14,107,465
		Pharmaceuticals - 3.1%
	2,087,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$2,321,787
	530,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	532,639
	370,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	377,862
	2,470,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	2,563,144
	396,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	396,000
	1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,306,225
	893,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	971,137
	893,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	982,300
	1,084,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	826,550
	709,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	763,061
	2,749,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,923,919
	5,598,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	5,428,940
		Total Pharmaceuticals	$19,393,564
		Pipelines - 4.1%
	4,663,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$4,336,590
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	915,374
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	2,974,014
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,544,500
	3,520,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	2,926,000
	68,000	EnLink Midstream LLC, 5.375%, 6/1/29	54,345
	1,375,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,101,650
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	369,900
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,095,015
	3,950,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	3,891,540
	1,812,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	1,753,110
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,128,500
	1,625,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.0%, 3/1/27 (144A)	1,476,313
		Total Pipelines	$25,566,851
		REITs - 2.5%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$6,232,500
	1,780,000	iStar, Inc., 4.25%, 8/1/25	1,711,025
	Principal Amount USD ($)		Value
		REITs - (continued)
	3,190,000	iStar, Inc., 4.75%, 10/1/24	$3,150,125
	2,453,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,591,742
	1,560,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,641,900
		Total REITs	$15,327,292
		Retail - 2.9%
	2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,487,100
	710,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)	708,225
	974,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)	998,710
	1,044,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)	1,070,100
	3,514,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	3,439,749
	880,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	959,042
	5,165,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	4,879,272
	2,210,000	QVC, Inc., 4.75%, 2/15/27	2,265,250
	1,459,000	Staples, Inc., 7.5%, 4/15/26 (144A)	1,279,981
		Total Retail	$18,087,429
		Software - 0.2%
	475,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26 (144A)	$492,361
	344,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	359,480
		Total Software	$851,841
		Telecommunications - 3.4%
	4,975,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$4,968,980
	800,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	835,552
	1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	2,090,810
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,458,418
	1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,165,750
	5,850,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	6,149,813
	475,000	Level 3 Financing, Inc., 5.375%, 5/1/25	490,438
	2,678,000	Sprint Corp., 7.625%, 3/1/26	3,347,446
	860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	906,569
		Total Telecommunications	$21,413,776
		Transportation - 0.6%
	2,200,000	Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$2,348,500
	1,288,000	XPO Logistics, Inc., 6.25%, 5/1/25 (144A)	1,392,650
		Total Transportation	$3,741,150
		Trucking & Leasing - 0.2%
	1,205,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$1,244,162
		Total Trucking & Leasing	$1,244,162
		TOTAL CORPORATE BONDS
		(Cost $517,746,232)	$514,049,904
		INSURANCE-LINKED SECURITIES - 1.1% of Net Assets(e)
		Event Linked Bonds - 0.1%
		Earthquakes - Peru - 0.0%†
	245,000(f)	International Bank for Reconstruction & Development, 6.192% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$241,913
		Multiperil - U.S. - 0.1%
	750,000(f)	Caelus Re V, 0.586% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$66
	450,000(f)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)	414,945
			$415,011
		Multiperil - Worldwide - 0.0%†
	250,000(f)	Galilei Re, 8.674% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	$244,325
		Total Event Linked Bonds	$901,249
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.2%
		Multiperil – U.S. - 0.0%†
	250,000+(a)(g)	Dingle Re 2019, 2/1/21	$255,132
		Multiperil - Worldwide - 0.1%
	1,000,000+(a)(g)	Cypress Re 2017, 1/10/21	$18,200
	555,123+(a)(g)	Dartmouth Re 2018, 1/15/21	131,675
	138,698+(a)(g)	Dartmouth Re 2019, 1/31/21	31,415
	584,814+(a)(g)	Gloucester Re 2018, 2/28/21	102,927
	24,000+(g)	Limestone Re 2016-1, 8/31/21	70
	24,000+(g)	Limestone Re 2016-1, 8/31/21	70
	39,000+(a)(g)	Limestone Re 2019-2, 3/1/23 (144A)	68,016
	333,342+(a)(g)	Oyster Bay Re 2018, 1/15/21	302,541
	800,000+(a)(g)	Resilience Re, 4/6/21	80
	340,299+(a)(g)	Seminole Re 2018, 1/15/21	38,463
	442,599+(a)(g)	Walton Health Re 2018, 6/15/21	210,235
			$903,692
		Windstorm - Florida - 0.1%
	400,000+(a)(g)	Formby Re 2018, 2/28/21	$75,408
	750,000+(a)(g)	Portrush Re 2017, 6/15/21	478,575
			$553,983
		Windstorm - U.S. Regional - 0.0%†
	500,000+(a)(g)	Oakmont Re 2017, 4/30/21	$14,700
	Face Amount USD ($)		Value
		Windstorm - U.S. Regional - (continued)
	350,000+(a)(g)	Oakmont Re 2019, 4/30/21	$242,309
			$257,009
		Total Collateralized Reinsurance	$1,969,816
		Reinsurance Sidecars - 0.8%
		Multiperil - U.S. - 0.1%
	3,600,000+(a)(g)	Carnoustie Re 2016, 11/30/20	$97,200
	1,500,000+(a)(g)	Carnoustie Re 2017, 12/31/17	197,700
	300,000+(g)	Carnoustie Re 2018, 12/31/21	3,360
	1,400,000+(a)(h)	Harambee Re 2018, 12/31/21	50,400
	973,488+(h)	Harambee Re 2019, 12/31/22	20,249
			$368,909
		Multiperil - Worldwide - 0.7%
	8,504+(g)	Alturas Re 2019-2, 3/10/22	$76,807
	1,000,000+(a)(g)	Arlington Re 2015, 2/1/21	48,600
	1,000,000+(a)(g)	Artex Sac, Ltd. Bantry Re, 2016, 3/31/21	80,600
	500,000+(a)(g)	Bantry Re 2017, 3/31/21	118,050
	400,000+(a)(g)	Bantry Re 2018, 12/31/21	4,560
	400,000+(g)	Bantry Re 2019, 12/31/22	13,585
	2,152,482+(a)(g)	Berwick Re 2018-1, 12/31/21	261,957
	1,067,182+(a)(g)	Berwick Re 2019-1, 12/31/22	1,151,718
	400,000+(h)	Blue Lotus Re 2018, 12/31/21	24,880
	15,000+(g)	Eden Re II, 3/22/22 (144A)	9,766
	37,500+(g)	Eden Re II, 3/22/22 (144A)	23,520
	7,850+(a)(g)	Eden Re II, 3/22/23 (144A)	69,658
	2,400,000+(a)(g)	Gleneagles Re 2016, 11/30/20	74,880
	400,000+(a)(g)	Gleneagles Re 2018, 12/31/21	47,320
	800,000+(a)(h)	Lorenz Re 2018, 7/1/21	34,960
	411,569+(a)(h)	Lorenz Re 2019, 6/30/22	325,716
	900,000+(a)(g)	Merion Re 2018-2, 12/31/21	980,460
	4,500,000+(a)(g)	Pangaea Re 2015-1, 2/28/21	5,887
	5,800,000+(g)	Pangaea Re 2015-2, 5/29/21	8,647
	4,200,000+(g)	Pangaea Re 2016-1, 11/30/20	9,323
	2,000,000+(g)	Pangaea Re 2016-2, 11/30/20	5,952
	1,100,000+(a)(g)	Pangaea Re 2017-1, 11/30/21	110
	500,000+(a)(g)	Pangaea Re 2018-1, 12/31/21	29,400
	500,000+(a)(g)	Pangaea Re 2018-3, 7/1/22	10,372
	409,624+(a)(g)	Pangaea Re 2019-1, 2/1/23	8,535
	367,657+(a)(g)	Pangaea Re 2019-3, 7/1/23	369,852
	1,000,000+(a)(g)	St. Andrews Re 2017-1, 2/1/21	67,800
	868,992+(a)(g)	St. Andrews Re 2017-4, 6/1/21	85,509
	250,000+(a)(h)	Thopas Re 2018, 12/31/21	–
	600,000+(a)(h)	Thopas Re 2019, 12/31/22	107,160
	1,100,000+(a)(g)	Versutus Re 2017, 11/30/21	–
	450,000+(a)(g)	Versutus Re 2018, 12/31/21	–
	397,146+(g)	Versutus Re 2019-A, 12/31/21	19,341
	52,853+(g)	Versutus Re 2019-B, 12/31/21	2,574
	300,000+(a)(h)	Viribus Re 2018, 12/31/21	12,150
	127,384+(h)	Viribus Re 2019, 12/31/22	5,006
	405,831+(a)(g)	Woburn Re 2018, 12/31/21	41,818
	419,863+(a)(g)	Woburn Re 2019, 12/31/22	196,509
			$4,332,982
		Total Reinsurance Sidecars	$4,701,891
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $9,076,848)	$7,572,956
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(f)
		Automobile - 0.2%
	1,470,000	Trico Group LLC, Term B Loan, 8.5% (LIBOR + 750 bps), 2/2/24	$1,414,875
		Total Automobile	$1,414,875
		Buildings & Real Estate - 0.1%
	266,969	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	$261,852
		Total Buildings & Real Estate	$261,852
		Diversified & Conglomerate Service - 0.5%
	1,910,563	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	$1,853,246
	1,918,087	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	1,531,273
		Total Diversified & Conglomerate Service	$3,384,519
		Healthcare, Education & Childcare - 0.8%
	804,355	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$583,157
	3,229,949	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.911% (LIBOR + 375 bps), 11/16/25	3,166,496
	1,052,363	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	1,069,463
		Total Healthcare, Education & Childcare	$4,819,116
	Principal Amount USD ($)		Value
		Machinery - 0.5%
	3,793,907	Shape Technologies Group, Inc., Initial Term Loan, 3.176% (LIBOR + 300 bps), 4/21/25	$2,854,915
		Total Machinery	$2,854,915
		Media - 0.3%
	2,034,625	Diamond Sports Group LLC, Term Loan, 3.42% (LIBOR + 325 bps), 8/24/26	$1,645,503
		Total Media	$1,645,503
		Securities & Trusts - 0.5%
	3,538,286	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$3,317,143
		Total Securities & Trusts	$3,317,143
		Utilities - 0.1%
	875,000	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25	$868,438
		Total Utilities	$868,438
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $20,022,062)	$18,566,361
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2% of Net Assets
	10,000,000(i)	U.S. Treasury Bills, 8/11/20	$9,999,811
	14,000,000(i)	U.S. Treasury Bills, 8/18/20	13,999,475
	9,000,000(f)	U.S. Treasury Floating Rate Notes, 0.405% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	9,029,821
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $33,011,659)	$33,029,107
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	2,136^+(a)(j)	Option Care Health, Inc., 6/30/25	$1,431
	2,136^+(a)(k)	Option Care Health, Inc., 6/30/25	1,111
		Total Health Care Providers & Services	$2,542
		Oil, Gas & Consumable Fuels - 0.0%†
	4,728,525(l)	ANR, Inc., 3/31/23	$11,821
	921(a)(m)	Contura Energy, Inc., 7/25/23	92
		Total Oil, Gas & Consumable Fuels	$11,913
		Transportation - 0.0%†
	17,624+(a)(n)	Syncreon Group, 10/01/24	$–
		Total Transportation	$–
		TOTAL RIGHTS/WARRANTS
		(Cost $598,118)	$14,455
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.4%
		(Cost $619,892,514)	$614,003,176
		OTHER ASSETS AND LIABILITIES - 2.6%	$16,146,993
		NET ASSETS - 100.0%	$630,150,169

bps	Basis Points.
CMT	Constant Maturity Rate Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $381,172,937, or 60.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/18	8,504	76,807
Arlington Re 2015	6/1/15	--	48,600
Artex Sac, Ltd. Bantry Re, 2016	2/6/19	80,600	80,600
Bantry Re 2017	2/6/19	118,062	118,050
Bantry Re 2018	2/6/19	4,551	4,560
Bantry Re 2019	2/1/19	--	13,585
Berwick Re 2018-1	1/10/18	410,080	261,957
Berwick Re 2019-1	12/31/18	1,067,182	1,151,718
Blue Lotus Re 2018	12/20/17	--	24,880
Caelus Re V	5/4/18	450,000	414,945
Caelus Re V	4/27/17	750,000	66
Carnoustie Re 2016	12/31/15	--	97,200
Carnoustie Re 2017	1/5/17	356,635	197,700
Restricted Securities	Acquisition date	Cost	Value
Carnoustie Re 2018	1/18/18	--	3,360
Cypress Re 2017	1/24/17	3,361	18,200
Dartmouth Re 2018	1/18/18	240,109	131,675
Dartmouth Re 2019	1/18/19	2,392	31,415
Dingle Re 2019	3/4/19	227,973	255,132
Eden Re II	1/23/18	867	23,520
Eden Re II	12/15/17	896	9,766
Eden Re II	1/22/19	7,850	69,658
Formby Re 2018	7/9/18	63,862	75,408
Galilei Re	1/4/17	250,000	244,325
Gleneagles Re 2016	1/14/16	--	74,880
Gleneagles Re 2018	12/27/17	32,109	47,320
Gloucester Re 2018	1/2/18	94,770	102,927
Harambee Re 2018	12/19/17	141,715	50,400
Harambee Re 2019	4/24/19	--	20,249
International Bank for Reconstruction & Development	2/2/18	245,000	241,913
Limestone Re 2016-1	12/15/16	1,980	70
Limestone Re 2016-1	12/15/16	1,980	70
Limestone Re 2019-2	6/20/18	39,000	68,016
Lorenz Re 2018	6/26/18	218,693	34,960
Lorenz Re 2019	7/10/19	411,569	325,716
Merion Re 2018-2	12/28/17	900,000	980,460
Oakmont Re 2017	5/10/17	--	14,700
Oakmont Re 2019	5/21/19	203,586	242,309
Oyster Bay Re 2018	1/17/18	297,524	302,541
Pangaea Re 2015-1	12/30/14	--	5,887
Pangaea Re 2015-2	6/5/15	--	8,647
Pangaea Re 2016-1	12/29/15	--	9,323
Pangaea Re 2016-2	5/31/16	--	5,952
Pangaea Re 2017-1	1/5/17	193,203	110
Pangaea Re 2018-1	1/11/18	90,376	29,400
Pangaea Re 2018-3	5/31/18	120,430	10,372
Pangaea Re 2019-1	1/9/19	4,301	8,535
Pangaea Re 2019-3	7/25/19	367,657	369,852
Portrush Re 2017	6/12/17	575,239	478,575
Resilience Re	4/13/17	2,614	80
Seminole Re 2018	1/2/18	32,926	38,463
St. Andrews Re 2017-1	1/5/17	67,748	67,800
St. Andrews Re 2017-4	3/31/17	--	85,509
Thopas Re 2018	12/12/17	41,893	--
Thopas Re 2019	12/21/18	119,919	107,160
Versutus Re 2017	1/5/17	72,865	--
Versutus Re 2018	1/31/18	15,284	--
Versutus Re 2019-A	1/28/19	--	19,341
Versutus Re 2019-B	12/24/18	--	2,574
Viribus Re 2018	12/22/17	40,934	12,150
Viribus Re 2019	3/25/19	--	5,006
Walton Health Re 2018	6/25/18	362,935	210,235
Woburn Re 2018	3/20/18	155,650	41,818
Woburn Re 2019	1/30/19	182,024	196,509
Total Restricted Securities			7,572,956
% of Net assets			1.1%

(f)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(k)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(l)	ANR, Inc. warrants are exercisable into 4,728,525 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(n)	Syncreon Group warrants are exercisable into 17,624 shares.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,806,775	EUR	(1,530,000)	Goldman Sachs International	9/25/20	$1,757
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$1,757

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,364,000	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	$ (6,441)	$ 58,927	$ 52,486
6,849,000	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	346,498	(72,505)	273,993
3,248,700	Markit CDX North America High Yield Index Series 33	Receive	5.00%	12/20/24	77,157	26,739	103,896
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$417,214	$ 13,161	$430,375

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (77,625)	$ (574,007)	$ (651,632)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	(341,086)	(391,923)
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(80,238)	(538,340)	(618,578)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,700)	$(1,453,433)	$(1,662,133)
TOTAL SWAP CONTRACTS						$ 208,514	$(1,440,272)	$(1,231,758)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receive quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$28	$–	$209,012		$209,040
Transportation Infrastructure	–	184,849	–		184,849
Convertible Preferred Stock	2,109,692	–	–		2,109,692
Asset Backed Security	–	752,494	–		752,494
Collateralized Mortgage Obligation	–	134,798	–		134,798
Commercial Mortgage-Backed Security	–	1,750,657	–		1,750,657
Convertible Corporate Bonds	–	35,628,863	–		35,628,863
Corporate Bonds	–	514,049,904	–		514,049,904
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	255,132		255,132
Multiperil - Worldwide	–	–	903,692		903,692
Windstorm - Florida	–	–	553,983		553,983
Windstorm - U.S. Regional	–	–	257,009		257,009
Reinsurance Sidecars
Multiperil - U.S.	–	–	368,909		368,909
Multiperil - Worldwide	–	–	4,332,982		4,332,982
All Other Insurance-Linked Securities	–	901,249	–		901,249
Senior Secured Floating Rate Loan Interests	–	18,566,361	–		18,566,361
U.S. Government and Agency Obligations	–	33,029,107	–		33,029,107
Rights/Warrants
Health Care Providers & Services	–	–	2,542		2,542
Oil, Gas & Consumable Fuels	–	11,913	–		11,913
Transportation	–	–	–	*	– *
Total Investments in Securities	$2,109,720	$605,010,195	$6,883,261		$614,003,176
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$1,757	$–		$1,757
Swap contracts, at value	–	(1,231,758)	–		(1,231,758)
Total Other Financial Instruments	$–	$(1,230,001)	$–		$(1,230,001)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance- Linked Securities	Rights/ Warrants	Total
Balance as of 10/31/19	$1,045,059	$15,557,184	$4,486	$16,606,729
Realized gain (loss)	--	(184,991)	--	(184,991)
Change in unrealized appreciation (depreciation)	(836,047)	(145,289)	(1,944)	(983,280)
Accrued discounts/premiums	--	--	--	--
Purchases	--	--	--	--
Sales	--	(8,555,197)	--	(8,555,197)
Transfers in to Level 3*	--	--	--	–
Transfers out of Level 3*	--	--	--	–
Balance as of 7/31/20	$209,012	$6,671,707	$2,542	$6,883,261

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $(861,739).